PARENT COMPANY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
PARENT COMPANY INFORMATION
Disclosure of detailed information about Condensed separate Statement of Financial Position

Condensed separate Statement of Financial Position

	December 31,
	2020		2019
Current Assets
Cash and cash equivalents	Ps.	130,353	Ps.	51,299
Held for trading securities		7		212
Accounts receivable from related parties		343,448		328,307
Other assets		2,316		442
Total current assets	Ps.	476,124	Ps.	380,260

Non current Assets
Investments in subsidiaries and associates		22,684,869		22,016,681
Property plant and equipment		6,817		8,351
Deferred tax		1,849		331
Total non current assets	Ps.	22,693,535	Ps.	22,025,363

Total assets	Ps.	23,169,659	Ps.	22,405,623

Current liabilities
Borrowings at amortized cost		2,644		189,297
Outstanding bonds at amortized cost		5,579		107,435
Accounts payable		464,417		468,298
Other non-financial liabilities		1,214		1,214
Total current liabilities	Ps.	473,854	Ps.	766,244

Long-term liabilities
Borrowings at amortized cost		526,735		241,141
Outstanding bonds		1,124,520		1,124,520
Total non current liabilities	Ps.	1,651,255	Ps.	1,365,661

Total liabilities	Ps.	2,125,109	Ps.	2,131,905

Equity
Shareholders’ equity		21,044,550		20,273,718

Total liabilities and shareholders’ equity	Ps.	23,169,659	Ps.	22,405,623

Disclosure of detailed information about Condensed separate Statement of Income

	December 31,		December 31,		December 31,
Condensed separate Statement of Income	2020		2019		2018
Operating revenue
Equity method income, net		2,295,451		3,014,756		2,893,435
Other revenue from ordinary activities		286,755		286,778		285,218
Total operating revenue	Ps.	2,582,206	Ps.	3,301,534	Ps.	3,178,653

Expenses, net
Administrative expenses		(79,993)		(83,902)		(75,348)
Other expenses		(163)		(236)		(166)
(Losses) gains from exchange differences		(52)		(812)		(1,601)
Operating income	Ps.	2,501,998	Ps.	3,216,584	Ps.	3,101,538

Financial expenses		(106,979)		(121,794)		(118,892)

Net income before taxes		2,395,019		3,094,790		2,982,646
Income tax expense		(46,088)		(61,411)		(66,662)
Net income	Ps.	2,348,931	Ps.	3,033,379	Ps.	2,915,984

Disclosure of detailed information about Condensed separate Cash flow

	December 31,		December 31,		December 31,
Condensed separate Cash Flow	2020		2019		2018
Net income	Ps.	2,348,931	Ps.	3,033,379	Ps.	2,915,984
Adjustments to reconcile net income to net cash used by operating activities		(938,332)		(1,753,640)		(1,785,764)
Net cash provided by operating activities	Ps.	1,410,599	Ps.	1,279,739	Ps.	1,130,220
Net cash provided (used in) by investing activities		(186)		(145)		(144)
Net cash (used in) provided by financing activities		(1,331,359)		(1,267,976)		(1,128,498)
Increase (decrease) in cash and cash equivalents	Ps.	79,054	Ps.	11,618	Ps.	1,578
Effect of foreign currency changes on cash and cash equivalents		-		1,014		1,611
Cash and cash equivalents at beginning of year		51,299		38,667		35,478
Cash and cash equivalents at end of year	Ps.	130,353	Ps.	51,299	Ps.	38,667

Disclosure of subsidiaries

Investment in subsidiaries and associates as of December 31, 2020 and 2019 comprise the following:

	December 31, 2020			December 31, 2019
	Ownership			Ownership
	interest held			interest held
	by Grupo	Book		by Grupo	Book
Subsidiary	Aval	Value		Aval	Value
Banco de Bogotá S.A.	68.74%	Ps.	13,601,445	68.74%	Ps.	13,325,612
Banco de Occidente S.A.	72.27%		3,494,268	72.27%		3,415,545
Banco Comercial AV Villas S.A.	79.87%		1,473,996	79.87%		1,410,765
Banco Popular S.A.	93.74%		3,186,389	93.74%		3,074,428
Corporación Financiera Colombiana S.A.	39.58%		973,650	38.63%		821,827
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	75.67%		564,256	75.67%		503,993
Grupo Aval Limited	100%		(611,064)	100.00%		(535,893)
Total subsidiaries		Ps.	22,682,940		Ps.	22,016,277

Associates
ADL Digital Lab S.A.S	34.00%		1,929	34.00%		404
Total associates			1,929			404

Total investment in subsidiaries and associates		Ps.	22,684,869		Ps.	22,016,681

Disclosure of detailed information about Outstanding bonds

Outstanding bonds at December 31, 2020 and 2019 comprise the following:

					Amounts outstanding
Issuance date	Tranches		Maturity	Coupon rate	2020		2019

November, 2019	Ps.	100,000	November, 2024	6.42%	Ps.	100,825	Ps.	100,824
November, 2019		300,000	November, 2039	IPC + 3.69%		302,126		302,951
June, 2017		100,000	June, 2020	IPC + 2.69%		-		100,071
June, 2017		300,000	June, 2042	IPC + 3.99%		300,178		300,255
November, 2016		93,000	November, 2026	IPC + 3.86%		93,538		93,741
November, 2016		207,000	November, 2036	IPC + 4.15%		208,259		208,709
December, 2009		124,520	December, 2024	IPC + 5.20%		125,173		125,404
Total Bonds	Ps.	1,224,520			Ps.	1,130,099	Ps.	1,231,955

Disclosure of detailed information about scheduled maturities of bonds	The scheduled maturities of bonds as of December 31, 2020 are as follows

Period	Amount
2021		5,579
2022		—
2023 and thereafter		1,124,520
Total	Ps.	1,130,099